EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	$ 9,093,187	$ 8,936,609
Additions
Acquisition costs - Kingsway Project	20,088,541
Expenditure target payment - Kingsway Project	750,000
Acquisition costs - royalty purchases	4,040,844
Acquisition costs - other claims	517,362
Acquisition costs		412,013
Claim staking and license renewal costs	15,550	16,565
Disposals
Disposal of exploration and evaluation assets		(264,000)
Impairment of exploration and evaluation assets		(8,000)
Exploration and evaluation assets at end of the year	34,505,484	9,093,187
Cumulative exploration expense at beginning of the year	219,308,627	125,270,350
Assays	6,006,877	16,117,389
Drilling	23,828,589	41,121,168
Environmental studies	971,923	1,280,147
Geochemistry	134,971	857,555
Geophysics	723,154	814,877
Imagery and mapping	175,495	654,137
Metallurgy	1,315,279	950,855
Office and general	706,448	856,046
Other	870,615	590,575
Permitting	636,745	225,162
Preliminary economic assessment	62,608
Property taxes, mining leases and rent	87,166	148,925
Reclamation	1,739,648	2,122,598
Resource estimate	354,155
Salaries and consulting	9,721,714	13,267,530
Seismic survey	117,583	8,118,668
Supplies and equipment	1,517,546	4,439,059
Technical reports	680,142	55,025
Travel and accommodations	95,206	1,481,863
Trenching	2,932,976	982,148
Exploration cost recovery	(115,500)	(45,450)
Cumulative exploration expense	52,563,340	94,038,277
Cumulative exploration expense at end of the year	268,423,389	219,308,627
Queensway
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	9,014,478	8,616,693
Additions
Acquisition costs - Kingsway Project	20,088,541
Expenditure target payment - Kingsway Project	750,000
Acquisition costs - royalty purchases	4,040,844
Acquisition costs - other claims	481,863
Acquisition costs		381,220
Claim staking and license renewal costs	15,250	16,565
Disposals
Exploration and evaluation assets at end of the year	34,390,976	9,014,478
Cumulative exploration expense at beginning of the year	215,285,192	121,302,318
Assays	6,006,877	16,102,874
Drilling	23,828,589	41,121,168
Environmental studies	971,923	1,280,147
Geochemistry	134,971	857,555
Geophysics	723,154	814,877
Imagery and mapping	175,145	644,205
Metallurgy	1,315,279	950,855
Office and general	706,448	855,902
Other	870,615	590,575
Permitting	636,745	225,162
Preliminary economic assessment	62,608
Property taxes, mining leases and rent	87,166	143,010
Reclamation	1,739,648	2,122,598
Resource estimate	354,155
Salaries and consulting	9,721,226	13,243,577
Seismic survey	117,583	8,118,668
Supplies and equipment	1,517,546	4,438,579
Technical reports	680,142	55,025
Travel and accommodations	95,206	1,481,399
Trenching	2,932,976	982,148
Exploration cost recovery	(115,500)	(45,450)
Cumulative exploration expense	52,562,502	93,982,874
Cumulative exploration expense at end of the year	267,847,694	215,285,192
Other
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	78,709	47,916
Additions
Acquisition costs - other claims	35,499
Acquisition costs		30,793
Claim staking and license renewal costs	300
Disposals
Exploration and evaluation assets at end of the year	114,508	78,709
Cumulative exploration expense at beginning of the year	574,857	539,998
Assays		14,515
Imagery and mapping	350	9,932
Salaries and consulting	488	10,103
Travel and accommodations		309
Cumulative exploration expense	838	34,859
Cumulative exploration expense at end of the year	575,695	574,857
Ontario
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year		272,000
Disposals
Disposal of exploration and evaluation assets		(264,000)
Impairment of exploration and evaluation assets		(8,000)
Cumulative exploration expense at beginning of the year	$ 3,448,578	3,428,034
Office and general		144
Property taxes, mining leases and rent		5,915
Salaries and consulting		13,850
Supplies and equipment		480
Travel and accommodations		155
Cumulative exploration expense		20,544
Cumulative exploration expense at end of the year		$ 3,448,578